Intangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Computer software [member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies	€ 26	€ 30
Indefinite lived rights of way chile	21
Other intangible assets	127	128
Other intangible assets [member]
Disclosure of intangible assets other than goodwill [Line Items]
Project operating license		14
Other intangible assets [member] | Milano Solar, LLC - Infra. Energ.
Disclosure of intangible assets other than goodwill [Line Items]
Perpetual interconnection rights to electricity grid	12
Other intangible assets [member] | Sien Real SP Zoo
Disclosure of intangible assets other than goodwill [Line Items]
Perpetual interconnection rights to electricity grid	19
Other intangible assets [member] | Construction division [Member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies	21
Other intangible assets [member] | Power transmission services chile [Member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies	24	47
Other intangible assets [member] | Budimex services business [Member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies	€ 100	95
Other intangible assets [member] | SPV project in Leon County | Construction division [Member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies		€ 12